--------------------------------------------------------------------------------
FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                                                        (212)830-5200
================================================================================





Dear Shareholder:



We are pleased to present the annual report of Florida Daily Municipal Income Fund for the year ended August 31, 2001.


The Fund had net assets of $90,859,692 and 1,255 active shareholders as of August 31, 2001.


We thank you for your support and look forward to continuing to serve your cash management needs.




Sincerely,






\s\Steven W. Duff



Steven W. Duff
President











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
AUGUST 31, 2001
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Put Bonds (b) (5.94%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Clipper Tax Exempt Certificate - Series 2001
              Collateralized by GNMA/FNMA                                       12/14/01     3.60%   $  1,000,000   VMIG-1
  2,895,000   Putnam County, FL Development Authority
              (Seminole Electric) - Series H-4
              LOC National Rural Utilities Cooperative Finance Corporation      09/15/01     3.21       2,895,000   VMIG-1    A1+
  1,500,000   Putnam Country, FL Development Authority
              (Seminole Electric) - Series 1984D
              LOC National Rural Utilities Cooperative Finance Corporation      12/15/01     2.70       1,500,000   VMIG-1    A1+
-----------                                                                                          ------------
  5,395,000   Total Put Bonds                                                                           5,395,000
-----------                                                                                          ------------
Revenue Bond (1.10%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Jacksonville, FL Electric (St. John River - Issue #2) (c)         10/01/01     3.24%   $  1,001,088
-----------                                                                                          ------------
  1,000,000   Total Revenue Bond                                                                        1,001,088
-----------                                                                                          ------------
Tax Exempt Commercial Paper (18.61%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Broward County, FL Sales Tax Revenue - Series A                   09/06/01     2.50%   $  3,000,000   VMIG-1    A1+
    630,000   Florida Finance Commission (State Revolving Loan Fund Project)
              LOC First Union National Bank                                     11/08/01     2.45         630,000     P1
  1,000,000   Gainesville, FL Utilities - Series C                              10/03/01     2.45       1,000,000     P1      A1+
  2,670,000   Miami-Dade County, FL
              LOC Bayerische Landesbank / Morgan Guaranty Trust Company/
              State Street Bank & Trust Company                                 10/10/01     2.50       2,670,000     P1      A1+
  3,200,000   Palm Beach County, FL (Pooled Hospital Loan)
              LOC Suntrust Bank                                                 12/13/01     2.40       3,200,000   VMIG-1    A1+
  1,100,000   Sunshine State Government Finance Commission - Series F           10/02/01     2.30       1,100,000             A1
  1,000,000   Sunshine State Government Finance Commission RB - Series 1984A    09/06/01     2.35       1,000,000             A1
  3,306,000   Sunshine State Government Finance Commission RB - Series 1984A    10/04/01     2.55       3,306,000             A1
  1,000,000   Texas Technical University & Health - Series A                    10/10/01     2.60       1,000,000     P1      A1+
-----------                                                                                          ------------
 16,906,000   Total Tax Exempt Commercial Paper                                                        16,906,000
-----------                                                                                          ------------
Tax Exempt General Obligation Notes & Bonds (11.14%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,100,000   Carmel Clay Independent School District                           12/31/01     3.35%   $  3,100,861             SP1+
  2,500,000   Davis County, UT TRAN (c)                                         12/28/01     2.75       2,505,949
  2,500,000   Seminole County, FL School District TAN                           12/13/01     4.22       2,504,867    MIG-1
  2,000,000   Seminole County, FL School District TAN                           08/14/02     2.62       2,011,668    MIG-1
-----------                                                                                          ------------
 10,100,000   Total Tax Exempt General Obligation Notes & Bonds                                        10,123,345
-----------                                                                                          ------------





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----       -----      ------     -------  --------
Variable Rate Demand Instruments (d) (62.05%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000  Alachua County, FL IDA (Florida Rock Industries, Inc.)
             LOC Nationsbank                                                    11/01/22     2.20%   $  1,000,000             A1+
  2,100,000  Brevard County, FL EDFA
             (Florida Institute of Technology Project) - Series A (c)
             LOC Amsouth Bank, N.A.                                             11/01/31     2.30       2,100,000
  1,978,000  Duval & Escambia Counties, FL Clipper - Series 2000-3              03/27/05     2.31       1,978,000   VMIG-1
  3,115,000  Escambia County, FL IDRB (Gelman Sciences, Inc. Project)
             LOC National Bank of Detroit                                       07/01/04     2.20       3,115,000             A1+
  1,000,000  Florida HFA (Heron Park Project) - Series 1996U
             Guaranteed by Federal National Mortgage Association                12/01/29     1.95       1,000,000   VMIG-1
  1,345,000  Florida HFA MHRB (Fairmount Oaks Project) - Series 1989E
             LOC Comerica Bank                                                  04/01/26     2.05       1,345,000             A1
  3,000,000  Florida HFA MHRB (Springs Colony Project) - Series 1985
             Guaranteed by Federal National Mortgage Association                09/15/26     2.00       3,000,000             A1+
  3,300,000  Florida HFA MHRB - Series TT
             Guaranteed by Federal Home Loan Mortgage Corporation               12/01/29     2.00       3,300,000             A1+
  2,000,000  Florida HFA (Buena Vista Project) - Series AA
             Collaterlized by Federal Home Loan Mortgage Corporation/
             LOC Barclays Bank PLC                                              11/01/07     1.90       2,000,000             A1+
  1,000,000  Florida HFA (Town of Colony) - Series EE
             LOC Credit Suisse First Boston                                     09/01/08     2.05       1,000,000             A1+
  2,100,000  Gainesville, FL IDRB (Heat - Pipe Technology, Inc. Project) (c)
             LOC Amsouth Bank, N.A.                                             05/01/18     2.20       2,100,000
    155,000  Gulf Breeze, FL RB - Series 1985B
             Insured by FGIC                                                    12/01/15     2.05         155,000   VMIG-1    A1+
    435,000  Gulf Breeze, FL RB - Series 1985C
             Insured by FGIC                                                    12/01/15     2.05         435,000   VMIG-1    A1+
  1,500,000  Hillsborough County, FL Aviation Authority (Delta Airlines Project)
             LOC Commerzbank A.G.                                               12/01/30     2.05       1,500,000   VMIG-1    A1+
  1,385,000  Hillsborough County, FL (Citrus Park Community Development)
             LOC Dresdner Bank, A.G.                                            11/01/16     2.05       1,385,000   VMIG-1
  2,100,000  Hillsborough County, FL (IMC Fertilizer Inc. Project)
             LOC Rabobank Nederland                                             02/01/04     2.05       2,100,000     P1
    750,000  Indian River County, FL IDRB (Florida Convention Centers Project)
             LOC Toronto Dominion Bank                                          01/01/11     2.75         750,000     P1
  3,000,000  Jacksonville, FL Electric Authority - Series C                     10/01/30     2.55       3,000,000   VMIG-1    A1+
  3,539,981  Koch Floating Rate Trust Variable (c)
             Insured by AMBAC Indemnity Corp.                                   05/03/04     2.31       3,539,981



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2001
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date      Yield     (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----      ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,065,000   Liberty County, GA Industrial (Harbin Lumber Company, Inc.) (c)
              LOC Suntrust Bank                                                 04/01/14    2.25%    $  1,065,000
  1,600,000   Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995 (c)
              LOC Comerica Bank                                                 11/01/15    2.30        1,600,000
  2,000,000   Miami-Dade County, FL IDA Professional Modification
              LOC Bankers Trust Company                                         08/01/18    2.20        2,000,000             A1
  2,000,000   Ocean Highway & Port Authority, FL RB - Series 1990
              LOC ABN AMRO Bank N.A.                                            12/01/20    2.20        2,000,000   VMIG-1
    800,000   Orange County, FL IDRB
              (Florida Convention Centers Project) - Series A
              LOC Toronto Dominion Bank                                         01/01/11    2.65          800,000     P1
  4,000,000   Palm Beach County, FL IDRB (Norton Gallery Inc. Project)
              LOC Northern Trust Bank                                           05/01/25    2.05        4,000,000             A1+
  1,900,000   Palm Beach County, FL IDRB (Palm Beach Community Foundation)
              LOC Northern Trust Bank                                           07/01/34    2.05        1,900,000             A1+
  1,000,000   Palm Beach County, FL RB (Norton Gallery)
              LOC Bank of America                                               05/01/30    2.05        1,000,000             A1+
    750,000   Polk County, FL IDRB (Florida Convention Center Project)
              LOC Toronto Dominion Bank                                         01/01/11    2.65          750,000     P1
  1,495,000   Puerto Rico PFC  P-Floats, PA 783
              LOC Merrill Lynch and Company, Inc.                               10/01/19    1.66        1,495,000             A1+
  1,669,000   Rio Arriba County, NM (Franklin Industry Project) (c)
              LOC Key Bank, N.A.                                                12/01/07    2.25        1,669,000
  1,000,000   State of Florida
              Insured by FGIC                                                   07/01/06    2.11        1,000,000             A1+
    400,000   Tampa, FL Occupation License Tax Boards - Series 1996A
              Insured by FGIC                                                   10/01/18    2.05          400,000   VMIG-1    A1+
  1,900,000   Univeristy of North Florida Capital Improvement
              LOC First Union National Bank                                     11/01/24    2.00        1,900,000   VMIG-1
-----------                                                                                          ------------
 56,381,981   Total Variable Rate Demand Instruments                                                   56,381,981
-----------                                                                                          ------------
              Total Investments (98.84%) (Cost $89,807,414+)                                         $ 89,807,414
              Cash And Other Assets, Net of Liabilities (1.16%)                                         1,052,278
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $ 90,859,692
                                                                                                     ============
              Net Asset Value, Offering and Redemption Price Per Share:
              Class A Shares, 47,703,120 Shares Outstanding (Note 3)                                 $       1.00
                                                                                                     ============
              Class B Shares, 43,156,818 Shares Outstanding (Note 3)                                 $       1.00
                                                                                                     ============

              + Aggregate cost for federal income tax purpose is identical.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================



FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     EDFA       =   Economic Development Finance Authority             LOC      =   Letter of Credit
     FGIC       =   Financial Guaranteed Insurance Company             MHRB     =   Multi-Family Housing Revenue  Bond
     FNMA       =   Federal National Mortgage Association              PFC      =   Public Finance Corporation
     GNMA       =   Government National Mortgage Association           RB       =   Revenue Bond
     HFA        =   Housing Finance Authority                          TAN      =   Tax Anticipation Note
     IDA        =   Industrial Development Authority                   TRAN     =   Tax and Revenue Anticipation  Note
     IDRB       =   Industrial Development Revenue Bond











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2001

================================================================================


INVESTMENT INCOME
Income:
   Interest.....................................................................$       3,291,883
                                                                                 ----------------
Expenses: (Note 2)
   Investment management fee....................................................          367,340
   Administration fee...........................................................          192,854
   Shareholder servicing fee (Class A)..........................................          136,331
   Custodian fee................................................................            5,291
   Shareholder servicing and related shareholder expenses+......................           67,097
   Legal, compliance and filing fees............................................           30,664
   Audit and accounting.........................................................           57,908
   Trustees' fees...............................................................            6,017
   Other........................................................................            4,285
                                                                                 ----------------
      Total expenses............................................................          867,787
      Less: Expenses paid indirectly (Note 2)...................................(           1,814)
            Fees waived (Note 2)................................................(         196,740)
                                                                                 ----------------
      Net expenses..............................................................          669,233
                                                                                 ----------------
Net investment income...........................................................        2,622,650

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................              -0-
                                                                                 ----------------
Increase in net assets from operations..........................................$       2,622,650
                                                                                 ================

+ Includes class specific transfer agency expenses of $42,533 and $18,648 for Class A and Class B shares, respectively.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2001 AND 2000
================================================================================


                                                                            2001                      2000
                                                                     -----------------         ------------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income........................................    $        2,622,650        $         2,739,283

   Net realized gain (loss) on investments......................                   -0-        (               246)
                                                                     -----------------         ------------------

Increase in net assets from operations..........................             2,622,650                  2,739,037

Dividends to shareholders from:

   Net investment income:

   Class A......................................................    (        1,522,228)*      (         1,762,192)*

   Class B......................................................    (        1,100,422)*      (           977,091)*

Transactions in shares of beneficial interest (Note 3):

   Class A......................................................    (       11,326,184)                10,166,342

   Class B......................................................            14,371,146                  4,337,706
                                                                     -----------------         ------------------

       Total increase (decrease)................................             3,044,962                 14,503,802

Net assets:
   Beginning of year............................................            87,814,730                 73,310,928
                                                                     -----------------         ------------------
   End of year..................................................    $       90,859,692        $        87,814,730
                                                                     =================         ==================


   *   Designated as exempt-interest dividends for federal income tax purposes.













--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager) at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement,


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended August 31, 2001 the Manager voluntarily waived investment management fees and administration fees of $13,070 and $183,670, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $45,876 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under this caption are expense offsets of $239.

Included in the Statement of Operations under the caption "Custodian fees" are expense offsets of $1,575.

3. Transactions in Shares of Beneficial Interest.

At August 31, 2001, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $90,859,938. Transactions, all at $1.00 per share, were as follows:

     Class A                                               Year Ended                         Year Ended
                                                         August 31, 2001                    August 31, 2000
                                                         ---------------                    ---------------
     Sold............................................        255,012,750                        224,792,774
     Issued on reinvestment of dividends.............          1,490,094                          1,706,099
     Redeemed........................................  (     267,829,028)                 (     216,332,531)
                                                        ----------------                   ----------------
     Net increase (decrease).........................  (      11,326,184)                        10,166,342
                                                        ================                   ================

     Class B                                               Year Ended                         Year Ended
                                                         August 31, 2001                    August 31, 2000
                                                         ---------------                    ---------------
     Sold............................................        141,797,370                        206,097,083
     Issued on reinvestment of dividends.............          1,090,740                            931,113
     Redeemed........................................  (     128,516,964)                 (     202,690,490)
                                                        ----------------                   ----------------
     Net increase (decrease).........................         14,371,146                          4,337,706
                                                        ================                   ================

4. Sales of Securities.

Accumulated undistributed realized losses at August 31, 2001 amounted to $246. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 70% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights.

                                                                      Year Ended August 31,
                                                  --------------------------------------------------------
Class A                                             2001        2000        1999        1998         1997
-------                                           --------    --------    --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                  --------    --------    --------    --------    --------
Income from investment operations:
    Net investment income.......................     0.027       0.031       0.025       0.029       0.030
Less distributions:
    Dividends from net investment income........  (  0.027)   (  0.031)   (  0.025)   (  0.029)   (  0.030)
                                                  --------    --------    --------    --------    --------
Net asset value, end of year....................  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                  ========    ========    ========    ========    ========
Total Return....................................     2.78%       3.09%       2.50%       2.92%       3.08%
Ratios/Supplemental Data
Net assets, end of year (000)...................  $  47,703   $  59,029   $  48,863   $ 119,754   $  96,683
Ratios to average net assets:
Expenses (Net of waivers and reimbursements)....     0.84%       0.85%       0.78%       0.75%       0.57%
Net investment income...........................     2.79%       3.06%       2.51%       2.86%       3.03%
Management and administration fees waived and
   expenses reimbursed..........................     0.21%       0.30%       0.29%       0.27%       0.51%

                                                                      Year Ended August 31,
                                                  --------------------------------------------------------
Class B                                             2001        2000        1999        1998         1997
-------                                           --------    --------    --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                  --------    --------    --------    --------    --------
Income from investment operations:
    Net investment income.......................     0.030       0.033       0.028       0.032       0.033
Less distributions:
    Dividends from net investment income........  (  0.030)   (  0.033)   (  0.028)   (  0.032)   (  0.033)
                                                  --------    --------    --------    --------    --------
Net asset value, end of year....................  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                  ========    ========    ========    ========    ========
Total Return....................................     3.07%       3.39%       2.80%       3.22%       3.34%
Ratios/Supplemental Data
Net assets, end of year (000)...................  $  43,157   $  28,786   $  24,448   $  25,050   $  11,782
Ratios to average net assets:
Expenses (Net of waivers and reimbursements)....     0.57%       0.56%       0.50%       0.46%       0.30%
Net investment income...........................     2.95%       3.35%       2.78%       3.16%       3.27%
Management and administration fees waived and
   expenses reimbursed..........................     0.21%       0.30%       0.29%       0.27%       0.51%






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FLORIDA DAILY MUNICIPAL INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

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To the Board of Trustees and Shareholders of
Florida Daily Municipal Income Fund





In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund (the "Fund") at August 31, 2001, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended August 31, 1998 were audited by other independent accountants whose report dated September 25, 1998 expressed an unqualified opinion on those financial statements.









PricewaterhouseCoopers LLP
New York, New York
October 18, 2001







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------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street
     New York, New York 10286


Transfer Agent & Dividend
   Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







FL801A


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FLORIDA
DAILY
MUNICIPAL
INCOME
FUND

















                       Annual Report
                      August 31, 2001













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